Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Non-Current Liabilities
Deferred revenue	¥ 1,451,313		¥ 677,824
Warranty liabilities	1,444,551		655,500
Deferred government grants	312,837		326,373
Non-current finance lease liabilities	31,646		55,107
Deferred construction allowance	12,298		49,484
Others	287,813		85,618
Total	¥ 3,540,458	$ 555,575	¥ 1,849,906